Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	Be Active Holdings, Inc.
Entity Central Index Key	0001514514
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 325,121	$ 6,452	$ 59,653
Accounts receivable	35,973	36,157	88,793
Inventory	63,374	276,644	296,991
Prepaid expenses and other assets	43,166	7,297	10,339
Total current assets	467,634	326,550	455,776
Property and equipment, net	4,058	677	1,132
Security deposit	6,560
Total assets	478,252	327,227	456,908
Current liabilities
Notes payable, related parties			188,001
Accounts payable	50,173	248,363	128,411
Accrued expenses and taxes	47,454	57,384	31,638
Note payable		50,000
Due to officers/stockholders	519,666	584,789	347,597
Total current liabilities	617,293	940,536	695,647
Deferred rent	5,623
Mandatory convertible debt		393,663
Total liabilities	622,916	1,334,199	695,647
Stockholders' deficit
Preferred stock, par value $0.0001 per share, 150,000,000 shares authorized; issued and outstanding as of June 30, 2013 and December 31, 2012 and 2011 as follows: Series A Preferred stock, 40,000,000 shares designated; 39,441,458 shares issued and outstanding at June 30, 2013 Series B Convertible Preferred stock; 4 shares designated; 3 shares issued and outstanding at June 30, 2013
Common stock, par value $0.0001, per share, 400,000,000 shares authorized; 28,730,900, 29,502,750 and 54,257,079 shares issued and issuable December 31, 2011, 2012 and March 31, 2013, respectively	8,918	2,950	2,873
Additional paid-in capital	3,897,045	1,496,050	1,326,127
Accumulated deficit	(4,054,571)	(2,505,972)	(1,567,739)
Total stockholders' deficit	(144,664)	(1,006,972)	(238,739)
Total liabilities and stockholders' deficit	478,252	327,227	456,908
Series A Preferred Stock
Stockholders' deficit
Preferred stock, par value $0.0001 per share, 150,000,000 shares authorized; issued and outstanding as of June 30, 2013 and December 31, 2012 and 2011 as follows: Series A Preferred stock, 40,000,000 shares designated; 39,441,458 shares issued and outstanding at June 30, 2013 Series B Convertible Preferred stock; 4 shares designated; 3 shares issued and outstanding at June 30, 2013	3,944
Series B Convertible Preferred Stock
Stockholders' deficit
Preferred stock, par value $0.0001 per share, 150,000,000 shares authorized; issued and outstanding as of June 30, 2013 and December 31, 2012 and 2011 as follows: Series A Preferred stock, 40,000,000 shares designated; 39,441,458 shares issued and outstanding at June 30, 2013 Series B Convertible Preferred stock; 4 shares designated; 3 shares issued and outstanding at June 30, 2013

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Series A Preferred Stock	Jun. 30, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	150,000,000	150,000,000	150,000,000	40,000,000	4
Preferred stock, shares issued				39,441,458	3
Preferred stock, shares outstanding				39,441,458	3
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	89,184,664	29,502,750	28,730,900
Common stock, shares outstanding	89,184,664	29,502,750	28,730,900

Consolidated Statements of Operations (Unaudited) (USD $)	6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net Sales	$ 93,036		$ 724,825	$ 1,028,729	$ 1,421,954
Cost of Goods	213,270	[1]	799,966	1,123,029	1,506,921
Gross Profit (Loss)	(120,234)		(75,141)	(94,300)	(84,967)
Operating Expenses
Selling expenses	59,942		159,872	241,513	717,350
General and administrative	439,710		215,848	584,299	458,459
Stock-based compensation	927,284
Depreciation and amortization expense	480		154	455	308
Total operating expenses	1,427,416		375,874	826,267	1,176,117
Loss from operations before other expenses	(1,547,650)		(451,015)	(920,567)	(1,261,084)
Other Expenses
Interest expense, net	949		4,147	17,560	6,992
Loss on sale of bonds					6,922
Miscellaneous expense				106	2,496
Total Other Expenses	949		4,147	17,666	16,410
Net Loss	$ (1,548,599)		$ (455,162)	$ (938,233)	$ (1,277,494)
Net loss per common share (Basic and fully diluted)	$ (0.02)		$ (0.02)	$ (0.03)	$ (0.05)
Number of common shares used to compute net loss per share	65,860,610		29,272,742	29,377,101	28,361,458

[1]	Includes write down of obsolete and unusable inventory (Note 4).

Changes in Stockholders' Deficit (Unaudited) (USD $)	Common Stock	Series A Preferred Stock	Series B Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance, value at Dec. 31, 2010	$ 2,374			$ 226,626	$ (290,245)	$ (61,245)
Balance, shares at Dec. 31, 2010	23,736,592
Issuance of Class B stock - as converted, shares	4,994,308
Issuance of Class B stock - as converted, value	499			1,099,501		1,100,000
Net loss					(1,277,494)	(1,277,494)
Balance, value at Dec. 31, 2011	2,873			1,326,127	(1,567,739)	(238,739)
Balance, shares at Dec. 31, 2011	28,730,900
Issuance of Class B stock - as converted, shares	771,850
Issuance of Class B stock - as converted, value	77			169,923		170,000
Net loss					(938,233)	(938,233)
Balance, value at Dec. 31, 2012	2,950			1,496,050	(2,505,972)	(1,006,972)
Balance, shares at Dec. 31, 2012	29,502,750
Shares of previous holding company retained after merger, shares	20,851,336
Shares of previous holding company retained after merger, value	2,086			(2,086)
Conversion of bridge notes and interest, net of deferred financing costs, shares	2,076,906
Conversion of bridge notes and interest, net of deferred financing costs, value	208			387,767		387,975
Sale of common stock in offering, net of related fees, shares	1,826,087
Sale of common stock in offering, net of related fees, value	182			395,466		395,648
Sale of common and preferred stock in offering, net of related fees, shares	8,083,334	20,250,000
Sale of common and preferred stock in offering, net of related fees, value	808	2,025		697,167		700,000
Shares issued for anti-dilution protection, shares	3,789,473	19,191,458
Shares issued for anti-dilution protection, value	379	1,919		(2,298)
Additional shares issued to certain Be Active Brands stockholders, shares	23,054,778
Additional shares issued to certain Be Active Brands stockholders, value	2,305			(2,305)
Issuance of Preferred Convertible Series B Stock, shares			3
Issuance of Preferred Convertible Series B Stock, value				927,284		927,284
Net loss					(1,548,599)	(1,548,599)
Balance, value at Jun. 30, 2013	$ 8,918	$ 3,944		$ 3,897,045	$ (4,054,571)	$ (144,664)
Balance, shares at Jun. 30, 2013	89,184,664	39,441,458	3

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (1,548,599)	$ (455,162)	$ (938,233)	$ (1,277,494)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	480	154	455	308
Stock-based compensation	927,284
Changes in assets and liabilities:
Decrease (Increase) in accounts receivable	184	(1,737)	52,636	8,662
Decrease (Increase) in inventory	213,270	70,946	20,347	(93,055)
Security deposit	(6,560)
Decrease (Increase) in prepaid expenses	(35,869)	10,339	10,542	46,661
Increase in deferred rent	5,623
Common stock issued as interest on bridge note	949
Increase (Decrease) in accounts payable and accrued expenses	(208,120)	95,648	154,361	59,126
Net cash used in operating activities	(651,358)	(279,812)	(699,892)	(1,255,792)
Cash flows from investing activities
Purchases of property and equipment	(3,861)			(668)
Cash flows from financing activities
Proceeds from (repayments of) borrowings / credit line		9,999	(188,001)	46,922
Proceeds from mandatory convertible debt			385,000
Costs related to borrowings			(7,500)
Proceeds from (repayments of) note payable	(50,000)	100,000	50,000
Proceeds from private placements	1,270,000	170,000	170,000	1,100,000
Costs of private placements	(180,989)
Increase (Decrease) in due to officers/stockholders	(65,123)	(28,000)	237,192
Net cash provided by financing activities	973,888	251,999	646,691	1,146,922
Net increase (decrease) in cash and cash equivalents	318,669	(27,813)	(53,201)	(109,538)
Cash and cash equivalents, beginning of period	6,452	59,653	59,653	169,191
Cash and cash equivalents, end of period	325,121	31,840	6,452	59,653
Supplemental cash flow disclosures:
Interest paid		2,064	9,083	8,627
State minimum taxes and franchise fees paid	$ 2,577	$ 690	$ 594	$ 3,406
Non cash Transactions:
Conversion of Company common stock	29,502,750
Cancellation of common stock	90,304,397
Series B Convertible Preferred Stock issued	3

ORGANIZATION AND OPERATIONS	3 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
ORGANIZATION AND OPERATIONS

1. ORGANIZATION AND OPERATIONS

Merger

On January 9, 2013, Be Active Holdings, Inc. f/k/a  Superlight, Inc. (“Holdings”), a previous substantially inactive publicly traded corporation, Be Active Acquisition Corp., Holdings’ newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”) and Be Active Brands, Inc. (“Brands”), an entity incorporated in Delaware on March 10, 2009 and based in New York, entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”). Upon closing of the transaction under the Merger Agreement (the “Merger”), Acquisition Sub merged with and into Brands, with Brands as the surviving corporation, which became a wholly-owned subsidiary of Holdings. At the closing of the Merger, an aggregate of 1,000 shares of Brands’ Class A common stock and 299.6 shares of Class B common stock, issued and outstanding immediately prior to the closing of the Merger were converted into an aggregate 29,502,750  shares of the Holdings’ common stock,  $0.0001 par value, per share. Under the terms of the Merger Agreement, holders of the Class A and Class B common stock of Brands were treated equally as it relates to consideration paid in connection with the Merger.

Immediately following the closing of the Merger, under the terms of an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations, Holdings transferred all of its pre-Merger assets and liabilities to another wholly-owned subsidiary, Superlight Holdings, Inc., a Delaware corporation (“SplitCo”).  Thereafter, pursuant to a Stock Purchase Agreement, Holdings transferred all of the outstanding capital stock of SplitCo to a former officer and director of Holdings in exchange for the cancellation of an aggregate of 90,304,397 shares of  Holdings’ common stock held by such person (the “Split-Off”), which left 20,851,336 shares of Holdings’ common stock held by persons who were stockholders of Holdings prior to the Merger and which constitute  Holdings’ “public float” prior to the Merger that will continue to represent the shares of the Company’s common stock eligible for resale without further registration by the holders thereof, until such time as the applicability of Rule 144 or other exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”) or the effectiveness of a further registration statement under the Securities Act, permits additional sales of issued shares.

The Merger is being accounted for as a reverse-merger and recapitalization with Brands as the acquirer for financial reporting purposes and Holdings as the acquired company.  Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of Brands and are recorded at the historical cost basis of Brands and the consolidated financial statements after completion of the Merger include the assets and liabilities of Holdings and Brands, and the historical operations of Holdings and Brands from the closing date of the Merger. The stockholders’ equity section has been retroactively restated for all periods presented to reflect the accounting effect of the reverse merger transaction on the basis of the 22,701:1 exchange ratio on the Merger date.  All references to “we” or the “Company” in these financial statements refer to operations and capital transactions of Brands for all periods prior to the Merger.

The Company sells frozen yogurt and fudge bars and offers ice creams in various flavors to retailers with stores in New York, New Jersey, Connecticut, Massachusetts, Rhode Island, Maine, Pennsylvania, Ohio and Florida.  The Company intends to expand its regional growth to a national level and global presence in sales of premium quality low-fact, low calorie, low-carbohydrate, vitamin and probiotic enriched frozen yogurt and products under the brand name “Jala”.

GOING CONCERN	3 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

2. GOING CONCERN

The Company’s financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established revenues sufficient to cover its operating costs and allow it to continue as a going concern. The Company has incurred significant net losses since inception and at June 30, 2013, has a working capital deficiency of $149,659, an accumulated deficit of $4,054,571 and stockholders’ deficit of $144,664. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating expenses until it become profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plan is to obtain such resources for the Company through sales of its products in combination with equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly-owned subsidiary and have been prepared in accordance with accounting principles generally accepted in the United States of America.  All significant intercompany transactions and balances have been eliminated.

All references to common stock, share and per share amounts prior to the Merger have been retroactively restated to reflect the exchange ratio of 22,701:1 of common stock for each share of Brands stock outstanding immediately prior to the merger as if the exchange had taken place as of those dates.

Unaudited Interim Financial Information

The accompanying interim condensed consolidated balance sheet as of June 30, 2013, the condensed consolidated statements of operations, and cash flows for the six month periods ended June 30, 2012 and 2013, and the consolidated statement of stockholders’ deficit for the six months ended June 30, 2013 are unaudited.  These unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. In the opinion of management, the unaudited interim consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results for a full year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Financial Instruments

The Company considers the carrying amounts of financial instruments, including cash, accounts receivable, accounts payable and accrued expenses and notes payable to approximate their fair values because of their relatively short maturities.

Accounts Receivable

Accounts receivable consist of amounts due from customers. The Company records an allowance for doubtful receivables, if necessary, to allow for any amounts which may be unrecoverable.  The allowance is based upon an analysis of the Company’s prior collection experience, customer creditworthiness and current economic trends. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2011, 2012 and June 30, 2013, no allowance for doubtful accounts was required.

Inventory

Inventory consists primarily of packaging, raw materials and finished goods held for distribution.  Inventory is stated at the lower of cost (first-in, first-out) or market.  In evaluating whether inventory is stated at the lower of cost or market, management considers such factors as the amount of inventory on hand and the distribution channel, the estimated time to sell such inventory, remaining shelf life and the current expected market conditions.  Adjustments to reduce inventory to its net realizable value are charged to cost of goods sold.

Shipping and Handling Costs

The Company classifies shipping and handling costs as part of selling expense.  Shipping and handling costs were $129,015 and $109,775 for the years ended December 31, 2011 and 2012 and $74,665 and $5,489 for the six months ended June 30, 2012 and 2013, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company maintains cash balances at several financial institutions.  The Company has not experienced any losses in such accounts.  Federal legislation provides for FDIC insurance of up to $250,000.  Approximately $75,000 of the Company’s cash is uninsured at June 30, 2013.

Property and Equipment

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method.

Maintenance and repairs are charged to operating expenses as they are incurred. Improvements and betterments, which extend the lives of the assets, are capitalized. The cost and accumulated depreciation of assets retired or otherwise disposed of are removed from the appropriate accounts and any profit or loss on the sale or disposition of such assets is credited or charged to income.

Revenue Recognition

Revenue is recognized, net of discounts, rebates, promotional adjustments, price adjustments and estimated returns, upon transfer of title and risk to the customer which occurs at shipping (F.O.B. terms). Upon shipment, the Company has no further performance obligations.

Share-Based Compensation

The Company recognizes compensation expense for all share-based payment awards made to employees, directors and others based on the estimated fair values on the date of the grant.  Common stock equivalents are valued using the Black-Scholes Option-Pricing Model using the known or equivalent market value of common stock on the date of valuation, an expected dividend yield of zero, the remaining period or maturity date of the common stock equivalent and the expected volatility of common stock.

Income (Loss) per Common Share

Basic income (loss) per share is computed by dividing the net income or loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted income (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. There were no dilutive financial instruments issued or outstanding during the years ended December 31, 2011 and 2012. The effect of outstanding warrants at June 30, 2013 was anti-dilutive.

All per share amounts prior to the Merger have been retroactively restated to reflect the exchange ratio of 22,701:1 of common stock for each share of Brands stock outstanding immediately prior to the merger as if the exchange had taken place as of those dates.

Income Taxes

The Company provides for income taxes under FASB ASC 740 – Income Taxes, which requires the use of an assets and liabilities approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. A valuation allowance is provided when realization of deferred tax assets is not considered more likely than not.

The Company’s policy is to classify income tax assessments, if any, for interest in interest expense and for penalties in general and administrative expenses.

The Company’s income tax returns for the years from 2009 to 2012 are subject to examination by the tax authorities.

Advertising Costs

Advertising costs are expensed as incurred. Total advertising was $158,307 and $26,115 for the years ended December 31, 2011 and 2012 and $16,666 and $4,644 for the six months ended June 30, 2012 and 2013, respectively.

INVENTORY	3 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
INVENTORY

4.  INVENTORY

Inventory consists of the following:

	December 31,		June 30,
	2011	2012	2013
Materials	$118,546	$91,814	$-
Finished product	178,445	184,830	63,374
Total	$296,991	$276,644	$63,374

Substantially all of the cost of goods sold for the six months ended June 30, 2013 results from the write-off of obsolete packaging materials and the write-off of inventory which reached its expiration date prior to sale.

PROPERTY AND EQUIPMENT	3 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5.  PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,		June 30,
	2011	2012	2013
Furniture and Fixtures	$2,276	$2,276	$6,138
Less: Accumulated depreciation	(1,144)	(1,599)	(2,080)
Balance	$1,132	$677	$4,058

NOTE PAYABLE, RELATED PARTIES	3 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
NOTE PAYABLE, RELATED PARTIES

6. NOTE PAYABLE, RELATED PARTIES

In 2011, the Company received advances from two common stockholders who borrowed amounts under a $200,000 bank revolving credit facility, which was guaranteed by the Company and collateralized by the Company’s assets. In November 2012, the $198,000 balance then outstanding under the line of credit was repaid by the Company from additional funds received from the stockholders.  Such funds are included in “due to officers/stockholders” on the balance sheet at December 31, 2012 and June 30, 2013.  The line of credit with the bank was discontinued on December 3, 2012.

DUE TO OFFICERS/STOCKHOLDERS	3 Months Ended
Jun. 30, 2013
Notes to Financial Statements
DUE TO OFFICERS/STOCKHOLDERS

7. DUE TO OFFICERS/STOCKHOLDERS

As of December 31, 2011 and 2012, Due to officers/stockholders was comprised of unsecured advances from three officers/stockholders and one stockholder. As of June 30, 2013, amounts payable to two officer/stockholders and two stockholders comprised Due to officers/stockholders.  One of the officers resigned on March 22, 2013 and is solely a stockholder.  The other stockholder had resigned as an officer in a prior year. These loans are payable on demand without interest.

10% SECURED CONVERTIBLE PROMISSORY NOTES	3 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
10% SECURED CONVERTIBLE PROMISSORY NOTES

8. 10% SECURED CONVERTIBLE PROMISSORY NOTES

On August 12, 2012, the Company entered into a Securities Purchase Agreement to sell up to a maximum of $600,000 of the Company’s 10% Secured Convertible Promissory Notes (“Notes”).

The Notes were scheduled to mature one year from issuance with interest of 10% per annum, being accrued on the unpaid principal amount of the Notes until paid upon maturity, or earlier prepayment or conversion, as defined. The Notes also contained a provision requiring mandatory conversion to common stock upon the occurrence of certain events, such as the Merger and were converted into 2,076,906 shares of common stock on the Merger date.

In August 2012 and November 2012, the Company sold $135,000 and $250,000, respectively, of the 10% Secured Convertible Promissory Notes to investors. Through December 31, 2012 and June 30, 2013, accrued interest on the Notes was $8,663 and $949, respectively. On January 3, 2013, the Note holders were notified that the conversion price in connection with the Merger would be $0.19 per unit.

The number of securities issuable upon conversion of the Notes was determined by dividing the outstanding principal amount of the Notes and accrued interest on the conversion date by the conversion price in effect.  As a result, $394,612 in Notes and accrued interest was converted to an aggregate of 2,076,906 shares of the Company’s common stock in January 2013.

CAPITAL STOCK	3 Months Ended
Jun. 30, 2013
Equity [Abstract]
CAPITAL STOCK

9. CAPITAL STOCK

Following the closing of the Merger, the Company sold an aggregate of 1,826,087 units (“Units”) in a private placement (“Private Placement”).  $419,999.88 of the Units were sold at a per Unit price of $0.23.  Additionally, an aggregate of $394,612 of the outstanding 10% convertible promissory notes and accrued interest converted into the Private Placement at a per Unit price of $0.19.  Each Unit consisted of (i) one share of the Company’s common stock and (ii) a three year warrant to purchase shares of common stock equal to 100% of the number of shares of common stock sold in the Private Placement at an exercise price of $0.30 per share.  In connection with the Private Placement, the Company and the investor entered into a Registration Rights Agreement (the “Registration Rights Agreement”) whereby the Company agreed to register the shares underlying the Units and issuable upon exercise of warrants for resale on a Registration Statement to be filed with the SEC within 60 days of the final closing of the Private Placement and to cause such Registration Statement to be declared effective within 120 days of the filing date.  On May 15, 2013, the Registrations Rights Agreement was amended to extend the filing date from 120 days to 180 days after the closing date.  On July 2, 2013 the Registrations Rights Agreement was further amended to extend the filing date from 180 days to 240 days after the closing date.

On March 8, 2013, the Board of Directors approved the authorization of 150,000,000 shares of preferred stock, par value $0.0001, per share, of which 40,000,000 shares have been designated as Series A Preferred Stock.  Each holder of Series A Preferred Stock is entitled to vote on all matters and the shares are convertible to the Company’s common stock in an amount equal to one share of common stock for each one share of Series A Preferred Stock upon notice to the Company, as defined.

On March 15, 2013, the Company commenced a second private placement, offering a minimum of $1,000,000 of units, each comprised of one share of common stock and warrants to purchase one share of common stock at an exercise price of $0.05, per share, for three years at a purchase price of $0.03, per unit. The warrants are subject to registration rights, as defined and cashless exercise is permitted. On April 25, 2013, the Company consummated the private placement which began on March 15, 2013 and sold to certain accredited investors an aggregate of 28,333,334 units with gross proceeds to the Company of $850,000 less $150,000 of offering costs.  The offering costs include 2,083,334 units valued at $62,500 for legal fees.

In connection with the offering, the Company granted the investors demand registration rights, commencing 30 days after the closing of the Offering and ending one year after the closing of the Offering, pursuant to which investors holding at least 50% of the outstanding securities sold in the Offering may request on 60 days’ notice, the filing of a registration statement with the Securities and Exchange Commission, covering the resale of securities underlying the units.  Additionally, the Company granted the investors “piggy-back” registration rights for a period of 180 days beginning on the closing date of the Offering. The Company added a Supplement to the Security Purchase Agreement, offering any investor of units who as a result of the purchase becomes a beneficial owner of 5% or more of the outstanding number of common shares, the option to purchase units consisting of one share of the Company’s new Series A Preferred Convertible Stock and a warrant.

In connection with the sale of the Units, the Company was required to issue to investors in the January 9, 2013 private placement (the “Prior Investors, and such offering, the “Prior Offering”) additional shares of common stock (or, at the election of such Prior Investor who would, as a result of such issuance, become the holder of in excess of 5% of the Company’s issued and outstanding common stock, shares of Series A Preferred Stock), in connection with certain anti-dilution protection provided to such Prior Investors under the terms of the Prior Offering.  As a result of the foregoing, in April 2013, the Company issued an aggregate of an additional (a) 3,789,473 shares of common stock (b) 19,191,458 shares of Series A Preferred Stock and (c) warrants to purchase an additional 22,980,931 shares of common stock at an exercise price of $0.03 per share (collectively, the “Ratchet Securities”).  Furthermore, the exercise price of the warrants issued in the Prior Offering was reduced to a per share exercise price of $0.03.

In connection with the Offering, management determined that it was in the best interest of its stockholders to issue additional shares of common stock to certain of the original shareholders of Brands who, as a result of the reverse merger consummated on January 9, 2013, became shareholders of the Company.  Accordingly, the Company issued an aggregate of 23,054,778 shares of common stock to these original Brands shareholders, exclusive of current management, as a result of the significant dilution they experienced as a result of the Offering.

Additionally, on April 26, 2013, the Company’s Board of Directors authorized four (4) shares of preferred stock, par value $0.0001 per share as Series B Convertible Preferred Stock (the “Series B Preferred Stock”) and issued one share of Series B Preferred Stock to each of the Company’s three senior members of management.  Each share of Series B Preferred Stock is entitled such number of votes on all matters submitted to stockholders that is equal to (i) the product of (a) the number of shares of Series B Preferred Stock held by such holder, (b) the number of issued and outstanding shares of the Company’s Common Stock (taking into account the effective outstanding voting rights of the Series B Preferred Stock), as of the record date for the vote and (c) 0.13334 less (ii) the number of shares of Common Stock beneficially held by such holder on such date.  Additionally, on the six month anniversary date of issuance of the Series B Preferred Stock, each outstanding share of Series B Preferred Stock shall automatically, and without further action on the part of the holder, convert into such number of fully paid and non-assessable shares of Common Stock as shall cause the holder to own, along with any other securities of the Company’s beneficially owned on the conversion date by them. 13.334% of the issued and outstanding Common Stock, calculated on the conversion date. The Company recorded the three shares of Series B Convertible Preferred Stock as stock-based compensation based on a current estimate of the shares converting to 36,081,083 shares of common stock of the Company in October 2013 at the per share price of $0.0257 as of June 30, 2013.  The estimate is based on the current common shares outstanding at June 30, 2013, and is subject to adjustment based on any additional common shares issued through October 26, 2013.  As a result, $927,284 was recorded as stock-based compensation for the six months ended June 30, 2013 with a corresponding entry to additional paid-in capital.

INCOME TAXES	3 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

10. INCOME TAXES

As of June 30, 2013, the Company has filed its income tax returns for the years through December 31, 2011.

As of December 31, 2012, management has evaluated and concluded that there are no significant uncertain tax positions requiring recognition in the Company's financial statements.

As of December 31, 2012 and June 30, 2013, the Company has net operating loss carryforwards of approximately $2,560,000 and $4,204,000, respectively, to reduce future Federal and state taxable income through 2032. However, as a result of the recent and potential changes in the share ownership of the Company, future utilization of the net operating losses may be limited pursuant to Section 382 of the Internal Revenue Code.

Realization of the Company’s related deferred tax assets of $600,000 at December 31, 2011, $974,000 at December 31, 2012 and $1,587,000 at June 30, 2013 was not considered more likely than not and, accordingly, a valuation allowance of $600,000 at December 31, 2011, $974,000 at December 31, 2012 and $1,587,000 at June 30, 2013 has been provided. The valuation allowance increased by $374,000 from $600,000 at December 31, 2011 as a result of the losses for the year ended December 31, 2012 and increased by $613,000 at June 30, 2013 as a result of losses for the six months ended June 30, 2013.

A reconciliation of income taxes and the statutory rate for the years ended December 31, 2011 and 2012 and for the six months ended June 30, 2012 and 2013 was as follows:

Federal statutory rate	34%
Effect of state income taxes	4%
Increase in valuation allowance	(38%)
-%

CONCENTRATIONS	3 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
CONCENTRATIONS

11. CONCENTRATIONS

Credit is granted to most customers.  The Company performs periodic credit evaluations of customers’ financial condition and generally does not require collateral.

Sales to one customer of the Company accounted for approximately 52%, 61% and 82% of sales for the years ended December 31, 2011 and 2012 and the six months ended June 30, 2013, respectively.  Amounts due from this customer represented approximately, 18%, 22%, and 100% of accounts receivable outstanding as of December 31, 2011, 2012 and June 30, 2013, respectively.

RECONCILIATIONS OF NET SALES	3 Months Ended
Jun. 30, 2013
Notes to Financial Statements
RECONCILIATIONS OF NET SALES

12. RECONCILIATIONS OF NET SALES

In accordance with FASB ASC 605-50, the Company classifies the following allowances to customers as reductions of sales:

	Years Ended December 31,		Six Months Ended June 30,
	2011	2012	2012	2013
Gross sales	$2,571,977	$1,787,947	$1,308,201	$122,148
Less:
Sales discounts	52,075	26,826	24,279	2,383
Credits	-	5,449	3,754	507
Returns and allowances	379	-	9	-
Trade spending	945,569	676,943	526,334	26,222
Slotting fees	152,000	50,000	29,000	-
Net sales	$1,421,954	$1,028,729	$724,825	$93,036

RELATED PARTY TRANSACTIONS	3 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

An officer of the Company is a partner of a public accounting firm providing nonaudit accounting services to the Company.  For the years ended December 31, 2011 and 2012 and for the six months ended June 30, 2012 and 2013 the Company incurred fees of $52,000, $104,246, and $29,000 and $40,140, respectively, to the accounting firm for accounting and tax services.

The Company rented space from a Company that is owned by three officers of the Company. For the years ended December 31, 2011 and 2012 and for the six months ended June 30, 2012 and 2013, rent paid was $10,500, $40,334, $16,334 and $0, respectively.

As a result of then existing cash shortages, from time to time during the years ended December 31, 2011 and 2012 and for the six months ended June 30, 2013, certain officers advanced from their personal funds amounts due by the Company for outstanding invoices and costs.  Such amounts which were repaid without interest aggregated approximately $0 in 2011 and $28,000 in 2012, and $62,000 in the six months ended June 30, 2013, exclusive of normal travel and entertainment reimbursements.

2013 EQUITY INCENTIVE PLAN	3 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
2013 EQUITY INCENTIVE PLAN

14. 2013 EQUITY INCENTIVE PLAN

Effective January 9, 2013, the Company adopted a Stock Option Plan (“Plan”) to provide an incentive to attract, retain and reward persons performing services, including employees, consultants, directors and other persons determined by the Board, through equity awards. The Plan shall continue in effect until its termination by the Board provided that all awards are granted within ten years, as defined. The Plan is administered by the Board and has 8,550,000 shares of stock issuable under the Plan. Awards terminated or canceled without having been exercised shall again be available for issue.  The exercise price for each option under the Plan shall not be less than the fair market value of a share of stock on the effective date of grant of the option and no option granted to a 10% stockholder shall have an exercise price per share less than 110% of the fair market value of a share of stock on the effective date of grant of the option. Cashless exercise is permitted.

Options under the Plan shall be exercisable at such time or upon such event and subject to such terms and conditions determined by the Board and set out in an award agreement. No option shall be exercisable after ten years from the grant date and no option granted to a 10% stockholder will be excisable after five years from the grant date.

As of June 30, 2013, there were no awards granted under the Plan.

COMMITMENTS	3 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

15. COMMITMENTS

Employment Agreements

Effective January 9, 2013, the Company entered into an employment agreement with its then chief executive officer for a term of two years, to be automatically renewed for successive one year periods thereafter unless either party provides written notice of intention not to renew the agreement. The agreement provided for a base annual salary of $150,000, paid in periodic installments in accordance with the Company’s regular payroll practices and an annual bonus, subject to clawback provisions, based on reaching certain financial targets as defined. The agreement includes other benefits and grants under the Company’s 2013 Equity Incentive Plan. On March 22, 2013, the Company’s chief executive officer, resigned from all positions he held with the Company and is serving as a consultant to the Company for $150,000 a year, plus the other provisions as provided in the original employment contract. In May 2013, the prior executive officer agreed to reduce the annual fee to $90,000 until the Company has sufficient capital to increase the compensation to $150,000 per year.

Effective January 9, 2013 the Company entered into an employment agreement with its chief financial officer for a term of two years, to be automatically renewed for successive one year periods thereafter unless either party provides written notice of intention not to renew the agreement. The agreement provided for a base annual salary of $80,000, paid in periodic installments in accordance with the Company’s regular payroll practices and an annual bonus, subject to clawback provisions, based on reaching certain financial targets as defined. The agreement includes other benefits and grants under the Company’s 2013 Equity Incentive Plan.  The chief financial officer has proposed an amendment to the employment agreement providing that the base salary under the agreement be applied to the extent of accounting fees to the public accounting firm, where he is a partner, that provides nonaudit services to the Company.  Costs incurred pursuant to this agreement for the six months ended June 30, 2013 are included in professional fees.

Effective January 9, 2013, the Company entered into an employment agreement with its President for a term of two years, to be automatically renewed for successive one year periods thereafter unless either party provides written notice of intention not to renew the agreement. The agreement provided for a base salary of $150,000, paid in periodic installments in accordance with the Company’s regular payroll practices and an annual bonus, subject to clawback provisions, based on reaching certain financial targets as defined. The agreement includes other benefits and grants under the Company’s 2013 Equity Incentive Plan.

Lease

On January 1, 2013, the Company entered into a five year and one month lease for space in Great Neck, New York, effective February 17, 2013, with rent at $39,360, per year, subject to certain increases as defined.  The lease agreement requires two months annual rent as a security deposit and the personal guaranty of the President of the Company. The rent is due in monthly installments commencing April 1, 2013; rent expense is being recorded on a straight line basis over the term of the lease.  The difference between the rent payments made and straight line basis has been recorded as deferred rent.

A portion of the office space has been subleased on a month-to-month basis to a related entity owned by two of the Company’s officers for one-third of the current rent payable.

Future minimum payments under the lease are as follows:

Six Months ending 12/31/2013		$19,630
Years ending December 31:
	2014	40,370
	2015	41,811
	2016	43,275
	2017	44,787
	2018	11,292
Total		$201,165

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly-owned subsidiary and have been prepared in accordance with accounting principles generally accepted in the United States of America.  All significant intercompany transactions and balances have been eliminated.

All references to common stock, share and per share amounts prior to the Merger have been retroactively restated to reflect the exchange ratio of 22,701:1 of common stock for each share of Brands stock outstanding immediately prior to the merger as if the exchange had taken place as of those dates.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying interim condensed consolidated balance sheet as of June 30, 2013, the condensed consolidated statements of operations, and cash flows for the six month periods ended June 30, 2012 and 2013, and the consolidated statement of stockholders’ deficit for the six months ended June 30, 2013 are unaudited.  These unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. In the opinion of management, the unaudited interim consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results for a full year.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Financial Instruments

Financial Instruments

The Company considers the carrying amounts of financial instruments, including cash, accounts receivable, accounts payable and accrued expenses and notes payable to approximate their fair values because of their relatively short maturities.

Accounts Receivable

Accounts Receivable

Accounts receivable consist of amounts due from customers. The Company records an allowance for doubtful receivables, if necessary, to allow for any amounts which may be unrecoverable.  The allowance is based upon an analysis of the Company’s prior collection experience, customer creditworthiness and current economic trends. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2011, 2012 and June 30, 2013, no allowance for doubtful accounts was required.

Inventory

Inventory

Inventory consists primarily of packaging, raw materials and finished goods held for distribution.  Inventory is stated at the lower of cost (first-in, first-out) or market.  In evaluating whether inventory is stated at the lower of cost or market, management considers such factors as the amount of inventory on hand and the distribution channel, the estimated time to sell such inventory, remaining shelf life and the current expected market conditions.  Adjustments to reduce inventory to its net realizable value are charged to cost of goods sold.

Shipping and Handling Costs

Shipping and Handling Costs

The Company classifies shipping and handling costs as part of selling expense.  Shipping and handling costs were $129,015 and $109,775 for the years ended December 31, 2011 and 2012 and $74,665 and $5,489 for the six months ended June 30, 2012 and 2013, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company maintains cash balances at several financial institutions.  The Company has not experienced any losses in such accounts.  Federal legislation provides for FDIC insurance of up to $250,000.  Approximately $75,000 of the Company’s cash is uninsured at June 30, 2013.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method.

Maintenance and repairs are charged to operating expenses as they are incurred. Improvements and betterments, which extend the lives of the assets, are capitalized. The cost and accumulated depreciation of assets retired or otherwise disposed of are removed from the appropriate accounts and any profit or loss on the sale or disposition of such assets is credited or charged to income.

Revenue Recognition

Revenue Recognition

Revenue is recognized, net of discounts, rebates, promotional adjustments, price adjustments and estimated returns, upon transfer of title and risk to the customer which occurs at shipping (F.O.B. terms). Upon shipment, the Company has no further performance obligations.

Share-Based Compensation

Share-Based Compensation

The Company recognizes compensation expense for all share-based payment awards made to employees, directors and others based on the estimated fair values on the date of the grant.  Common stock equivalents are valued using the Black-Scholes Option-Pricing Model using the known or equivalent market value of common stock on the date of valuation, an expected dividend yield of zero, the remaining period or maturity date of the common stock equivalent and the expected volatility of common stock.

Income (Loss) per Common Share

Income (Loss) per Common Share

Basic income (loss) per share is computed by dividing the net income or loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted income (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. There were no dilutive financial instruments issued or outstanding during the years ended December 31, 2011 and 2012. The effect of outstanding warrants at June 30, 2013 was anti-dilutive.

All per share amounts prior to the Merger have been retroactively restated to reflect the exchange ratio of 22,701:1 of common stock for each share of Brands stock outstanding immediately prior to the merger as if the exchange had taken place as of those dates.

Income Taxes

Income Taxes

The Company provides for income taxes under FASB ASC 740 – Income Taxes, which requires the use of an assets and liabilities approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. A valuation allowance is provided when realization of deferred tax assets is not considered more likely than not.

The Company’s policy is to classify income tax assessments, if any, for interest in interest expense and for penalties in general and administrative expenses.

The Company’s income tax returns for the years from 2009 to 2012 are subject to examination by the tax authorities.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Total advertising was $158,307 and $26,115 for the years ended December 31, 2011 and 2012 and $16,666 and $4,644 for the six months ended June 30, 2012 and 2013, respectively.

INVENTORY (Tables)	3 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,		June 30,
	2011	2012	2013
Materials	$118,546	$91,814	$-
Finished product	178,445	184,830	63,374
Total	$296,991	$276,644	$63,374

PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,		June 30,
	2011	2012	2013
Furniture and Fixtures	$2,276	$2,276	$6,138
Less: Accumulated depreciation	(1,144)	(1,599)	(2,080)
Balance	$1,132	$677	$4,058

INCOME TAXES (Tables)	3 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Tax Rates
Federal statutory rate	34%
Effect of state income taxes	4%
Increase in valuation allowance	(38%)
-%

RECONCILIATIONS OF NET SALES (Tables)	3 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Schedule of Reconciliation of Net Sales

	Years Ended December 31,		Six Months Ended June 30,
	2011	2012	2012	2013
Gross sales	$2,571,977	$1,787,947	$1,308,201	$122,148
Less:
Sales discounts	52,075	26,826	24,279	2,383
Credits	-	5,449	3,754	507
Returns and allowances	379	-	9	-
Trade spending	945,569	676,943	526,334	26,222
Slotting fees	152,000	50,000	29,000	-
Net sales	$1,421,954	$1,028,729	$724,825	$93,036

COMMITMENTS (Tables)	3 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Lease Payments
Six Months ending 12/31/2013		$19,630
Years ending December 31:
	2014	40,370
	2015	41,811
	2016	43,275
	2017	44,787
	2018	11,292
Total		$201,165

INVENTORY - Schedule of Inventory (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Materials		$ 91,814	$ 118,546
Finished product	63,374	184,830	178,445
Total	$ 63,374	$ 276,644	$ 296,991

PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Furniture and Fixtures	$ 6,138	$ 2,276	$ 2,276
Less: Accumulated depreciation	(2,080)	(1,599)	(1,144)
Balance	$ 4,058	$ 677	$ 1,132

INCOME TAXES - Schedule of Tax Rates (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory rate	34.00%	34.00%	34.00%
Effect of state income taxes	4.00%	4.00%	4.00%
Increase in valuation allowance	(38.00%)	(38.00%)	(38.00%)

RECONCILIATIONS OF NET SALES - Schedule of Reconciliation of Net Sales (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Gross sales	$ 122,148	$ 1,308,201	$ 1,787,947	$ 2,571,977
Less:
Sales discounts	2,383	24,279	26,826	52,075
Credits	507	3,754	5,449
Returns and allowances		9		379
Trade spending	26,222	526,334	676,943	945,569
Slotting fees		29,000	50,000	152,000
Net sales	$ 93,036	$ 724,825	$ 1,028,729	$ 1,421,954

COMMITMENTS - Schedule of Future Lease Payments (Details) (USD $)	Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Six months ending 12/31/2013	$ 19,630
2014	40,370
2015	41,811
2016	43,275
2017	44,787
Thereafter	11,292
Total	$ 201,165

ORGANIZATION AND OPERATIONS (Details Narrative) (USD $)	0 Months Ended			0 Months Ended
	Jan. 09, 2013	Jan. 09, 2013 Brands Common Class A	Jan. 09, 2013 Brands Common Class B	Jan. 11, 2013 SplitCo
Shares converted		1,000	299
Shares issued	29,502,750
Par value	$ 0.0001
Cancellation of aggregate shares via Stock Purchase Agreement				90,304,397
Shares of common stock held by prior stockholders				20,851,336

GOING CONCERN (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 149,659
Accumulated deficit	4,054,571	2,505,972	1,567,739
Stockholders' deficit	$ 144,664	$ 1,006,972	$ 238,739

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Shipping and handling costs	$ 5,489	$ 74,665	$ 109,775	$ 129,015
Advertising costs	4,644	16,666	26,115	158,307
FDIC insurance amount	250,000
Uninsured amount	$ 75,000

NOTE PAYABLE, RELATED PARTIES (Details Narrative) (Credit Facility, Related Party, USD $)	Nov. 30, 2012	Dec. 31, 2011
Credit Facility | Related Party
Bank revolving credit facility		$ 200,000
Bank revolving credit facility balance	$ 198,000

10% SECURED CONVERTIBLE PROMISSORY NOTES (Details Narrative) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Jan. 03, 2013	Nov. 30, 2012 Secured Convertible Promissory Notes	Aug. 31, 2012 Secured Convertible Promissory Notes	Aug. 12, 2012 Secured Convertible Promissory Notes
Maximum amount						$ 250,000	$ 135,000	$ 600,000
Interest rate						10.00%	10.00%	10.00%
Accrued interest			949	8,663
Conversion price per unit					$ 0.19
Conversion amount	$ 394,612	$ 394,612	$ 394,612
Converted shares			2,076,906

CAPITAL STOCK (Details Narrative) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended					1 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Apr. 15, 2013 Series A Preferred Stock	Mar. 08, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Apr. 30, 2013 Common Stock	Apr. 15, 2013 Common Stock	Apr. 26, 2013 Series B Preferred Stock
Units sold	28,333,334	1,826,087
Value of units sold	$ 850,000	$ 419,999		$ 1,270,000	$ 170,000	$ 170,000	$ 1,100,000
Price per unit	$ 0.05	$ 0.23						$ 0.03					$ 0.03
Aggregate outstanding convertible prommisory notes		394,612	394,612	394,612
Shares designated			150,000,000	150,000,000		150,000,000	150,000,000		40,000,000	19,191,458	40,000,000			3,789,473	4
Par value			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Warrants to purchase common stock														22,980,931
Offering costs	150,000			180,989
Units (2,083,334) converted for legal fees	62,500
Share based compensation and additional paid in capital			$ 927,284

INCOME TAXES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 4,204,000		$ 2,560,000
Deferred tax assets	1,587,000	600,000	974,000
Valuation allowance	1,587,000	600,000	974,000
Valuation allowance increase	$ 613,000	$ 374,000

CONCENTRATIONS (Details Narrative)	12 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Top Customer
Customer revenue concentration	61.00%	52.00%	82.00%
Accounts receivable concentration	22.00%	18.00%	100.00%

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended		6 Months Ended
	Dec. 31, 2012 Stockholder	Dec. 31, 2011 Stockholder	Jun. 30, 2013 Officer	Jun. 30, 2012 Officer
Accounting services	$ 104,246	$ 52,000	$ 40,140	$ 29,000
Rental expense	40,334	10,500	0	16,334
Payment to related party	$ 28,000	$ 0	$ 62,000

2013 EQUITY INCENTIVE PLAN (Details Narrative)	6 Months Ended
	Jun. 30, 2013	Jan. 09, 2013 2013 Stock Option Plan
Shares of stock isuable under the Plan		8,550,000
Awards granted under the Plan	0

COMMITMENTS (Details Narrative) (USD $)	6 Months Ended	0 Months Ended				1 Months Ended
	Jun. 30, 2013	Jan. 12, 2013 Chief Executive Officer	Jan. 12, 2012 Chief Financial Officer	Jan. 12, 2012 President	Mar. 23, 2013 Consultant	May 29, 2013 Consultant
Annual salary		$ 150,000	$ 80,000	$ 150,000	$ 150,000
Reduced Salary						90,000
Annual rent	$ 39,360